Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40517
Entity Registrant Name	TIAN’AN TECHNOLOGY GROUP LTD.
Entity Central Index Key	0001941189
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	10th Floor, Building 5
Entity Address, Address Line Two	No. 525
Entity Address, Address Line Three	Yuanjiang Road, Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	0000
Title of 12(g) Security	Ordinary Shares
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	false
Entity Common Stock, Shares Outstanding	45,518,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Tian’an Technology Group Ltd. And Subsidiaries (the Company) as of December 31, 2025 and 2024, and the related statements of operations and comprehensive income (loss), stockholders’ equity, and cash flows for the years ended December 31, 2025 and 2024, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended December 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	HHC
Auditor Location	Forest Hills, New York
Auditor Firm ID	5867
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10th Floor, Building 5
Entity Address, Address Line Two	No. 525
Entity Address, Address Line Three	Yuanjiang Road, Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	0000
City Area Code	+ 021
Local Phone Number	69900680
Contact Personnel Name	Heng Fei Yang
Contact Personnel Email Address	tianankj@sina.com